Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details)	12 Months Ended
Dec. 31, 2017
Buildings [Member]
Property and equipment estimated useful lives	30 years
Office Equipment [Member]
Property and equipment estimated useful lives	3 years
Furniture [Member]
Property and equipment estimated useful lives	5 years
Motor Vehicles [Member]
Property and equipment estimated useful lives	8 years
Leasehold Improvements [Member]
Property and equipment useful lives, description	The shorter of the lease term and its useful life